Retirement Benefits Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits Obligation [Abstract]
Expense in respect of defined contribution plans	$ 544	$ 344	$ 314